ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Accumulated Amortization Of Acquisition Costs [Line Items]
Accumulated amortization of acquisition costs	$ 120,582	$ 0
Series Forty Seven [Member]
Accumulated Amortization Of Acquisition Costs [Line Items]
Accumulated amortization of acquisition costs	0	0
Series Forty Eight [Member]
Accumulated Amortization Of Acquisition Costs [Line Items]
Accumulated amortization of acquisition costs	0	0
Series Forty Nine [Member]
Accumulated Amortization Of Acquisition Costs [Line Items]
Accumulated amortization of acquisition costs	$ 120,582	$ 0